Share-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 2,544	$ 331
2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, weighted average grant date fair value (in dollars per share)			$ 5.30	$ 3.62
Total			$ 1,343	$ 721
Unrecognized compensation cost			$ 4,300
2020 Plan, Early Exercise Provision
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested shares (in shares)			35,424	57,796
Stock Option | 2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, granted period			10 years
Total			$ 1,300	$ 700
Unrecognized compensation cost, recognition period			2 years 8 months 12 days
Stock Option | 2020 Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock vesting period			3 years
Stock Option | 2020 Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock vesting period			4 years
Stock Option | 2020 Plan, Early Exercise Provision
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Liability associated with early exercised stock options			$ 100	$ 100
Class A Common Stock | 2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares)			2,302,129